Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.2%
Aerospace & Defense – 2.8%
BWX Technologies Inc	992,486	$53,455,296
Mercury Systems Inc*	508,094	24,093,817
		77,549,113
Auto Components – 1.0%
Aptiv PLC*	185,271	27,599,821
Banks – 7.3%
Citizens Financial Group Inc	906,860	42,604,283
Fifth Third Bancorp	1,483,832	62,973,830
First Horizon National Corp	2,738,944	44,617,398
Regions Financial Corp	2,302,543	49,067,191
		199,262,702
Capital Markets – 1.3%
State Street Corp	419,864	35,570,878
Chemicals – 6.5%
Axalta Coating Systems Ltd*	995,581	29,061,009
Corteva Inc	763,893	32,144,617
DuPont de Nemours Inc	516,900	35,144,031
FMC Corp	357,803	32,760,443
Westlake Chemical Corp	522,726	47,641,248
		176,751,348
Commercial Services & Supplies – 3.1%
IAA Inc*	817,792	44,626,909
Waste Connections Inc	309,768	39,009,084
		83,635,993
Communications Equipment – 2.5%
F5 Networks Inc*	215,020	42,741,676
Motorola Solutions Inc	104,990	24,391,277
		67,132,953
Construction & Engineering – 1.0%
EMCOR Group Inc	241,558	27,870,962
Construction Materials – 1.0%
Martin Marietta Materials Inc	80,039	27,347,726
Containers & Packaging – 1.6%
Graphic Packaging Holding Co	2,281,191	43,433,877
Electric Utilities – 3.2%
Alliant Energy Corp	932,608	52,207,396
Entergy Corp	347,520	34,512,211
		86,719,607
Electrical Equipment – 3.1%
AMETEK Inc	367,584	45,584,092
GrafTech International Ltd	3,785,616	39,067,557
		84,651,649
Electronic Equipment, Instruments & Components – 1.7%
Vontier Corp	1,381,282	46,411,075
Entertainment – 1.2%
Electronic Arts Inc	225,146	32,027,019
Equity Real Estate Investment Trusts (REITs) – 9.1%
Americold Realty Trust	903,175	26,237,234
Apple Hospitality Inc	2,942,899	46,291,801
Equity Commonwealth*	1,064,402	27,653,164
Equity LifeStyle Properties Inc	979,501	76,499,028
Equity Residential	446,997	36,170,997
Lamar Advertising Co	320,267	36,334,291
		249,186,515
Food & Staples Retailing – 2.0%
Casey's General Stores Inc	288,110	54,294,330
Food Products – 1.7%
Lamb Weston Holdings Inc	453,046	27,803,433
Tyson Foods Inc	249,719	19,712,818
		47,516,251
Health Care Equipment & Supplies – 2.8%
Envista Holdings Corp*	671,386	28,070,649
Haemonetics Corp*	445,414	31,441,774
Quidel Corp*	127,804	18,039,535
		77,551,958
Health Care Providers & Services – 5.5%
Cardinal Health Inc	683,998	33,830,541
Henry Schein Inc*	658,482	50,149,989

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
Laboratory Corp of America Holdings*	232,688	$65,487,711
		149,468,241
Health Care Technology – 1.1%
Cerner Corp	428,216	30,197,792
Hotels, Restaurants & Leisure – 0.4%
Cracker Barrel Old Country Store Inc	72,142	10,088,337
Household Durables – 0.5%
Leggett & Platt Inc	293,962	13,181,256
Industrial Conglomerates – 1.0%
Carlisle Cos Inc	140,172	27,864,792
Information Technology Services – 1.3%
Global Payments Inc	217,630	34,294,135
Insurance – 6.3%
Globe Life Inc	524,760	46,719,383
Hartford Financial Services Group Inc	1,028,198	72,230,910
RenaissanceRe Holdings Ltd	369,485	51,506,209
		170,456,502
Internet & Direct Marketing Retail – 1.1%
Qurate Retail Inc	2,891,541	29,464,803
Life Sciences Tools & Services – 1.2%
Agilent Technologies Inc	201,882	31,802,471
Machinery – 3.0%
Lincoln Electric Holdings Inc	326,097	41,998,033
Oshkosh Corp	392,744	40,205,203
		82,203,236
Media – 3.0%
Discovery Inc*	1,315,168	31,919,127
Fox Corp - Class B	1,340,120	49,745,254
		81,664,381
Multi-Utilities – 0.8%
DTE Energy Co	191,918	21,439,160
Oil, Gas & Consumable Fuels – 4.5%
Cabot Oil & Gas Corp	2,176,926	47,369,910
Marathon Petroleum Corp	739,596	45,714,429
Pioneer Natural Resources Co	181,028	30,142,972
		123,227,311
Professional Services – 0.9%
Mantech International Corp	315,213	23,930,971
Semiconductor & Semiconductor Equipment – 3.5%
Analog Devices Inc	378,606	63,408,933
CMC Materials Inc	252,275	31,087,848
		94,496,781
Software – 3.2%
Black Knight Inc*	410,394	29,548,368
CDK Global Inc	837,237	35,624,434
Synopsys Inc*	76,200	22,815,042
		87,987,844
Specialty Retail – 3.0%
AutoZone Inc*	22,231	37,748,016
O'Reilly Automotive Inc*	50,038	30,576,220
Ross Stores Inc	127,581	13,887,192
		82,211,428
Textiles, Apparel & Luxury Goods – 2.9%
Columbia Sportswear Co	244,680	23,450,131
Hanesbrands Inc	1,745,112	29,946,122
Levi Strauss & Co	1,091,287	26,747,444
		80,143,697
Trading Companies & Distributors – 2.1%
GATX Corp	285,037	25,527,914
MSC Industrial Direct Co Inc	389,113	31,202,971
		56,730,885
Total Common Stocks (cost $1,977,229,406)		2,675,367,800
Repurchase Agreements– 1.6%
ING Financial Markets LLC, Joint repurchase agreement, 0.0300%, dated 9/30/21, maturing 10/1/21 to be repurchased at $14,800,012 collateralized by $14,589,572 in U.S. Treasuries 0% - 3.1250%, 11/12/21 - 2/15/51 with a value of $15,096,016	$14,800,000	14,800,000

Shares or Principal Amounts		Value
Repurchase Agreements– (continued)
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.0300%, dated 9/30/21, maturing 10/1/21 to be repurchased at $30,000,025 collateralized by $27,587,848 in U.S. Treasuries 0.5000% - 6.2500%, 8/31/22 - 8/15/50 with a value of $30,600,043	$30,000,000	$30,000,000
Total Repurchase Agreements (cost $44,800,000)		44,800,000
Total Investments (total cost $2,022,029,406) – 99.8%		2,720,167,800
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		5,695,422
Net Assets – 100%		$2,725,863,222

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,675,367,800	$-	$-
Repurchase Agreements	-	44,800,000	-
Total Assets	$2,675,367,800	$44,800,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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